Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Summary of intangible assets, net

The following table summarizes the Group’s intangible assets, net (in thousands):

	As of December 31,
	2022	2023
	RMB	RMB
Computer software	24,307	21,918
Licensed copyrights of reading content	43,788	48,016
Audio content	15,646	17,041
Trademark and Domain name	191	137
Total	83,932	87,112
Less: amortization	(42,880)	(55,136)
impairment	(11,926)	(11,926)
Net book value	29,126	20,050